Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Risk Management [Abstract]
Schedule Of Largest Notional Amounts Of The Positions To Buy Or Sell Foreign Currency
The following table shows the five largest net notional amounts of the positions to buy or sell foreign currency as of December 31, 2013 and the corresponding positions as of December 31, 2012:

	Notional Amount
Net Buy (Sell) by Currency	2013	2012
British Pound	$257	$225
Chinese Renminbi	(181)	(99)
Euro	(132)	(9)
Norwegian Krone	(95)	(48)
Brazilian Real	(44)	3

Summary Of Fair Values And Location In Condensed Consolidated Balance Sheet
The following tables summarize the fair values and location in the consolidated balance sheets of all derivative financial instruments held by the Company at December 31, 2013 and 2012:

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2013	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$—	Other assets	$1	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	4	Other assets	1	Other liabilities
Interest agreements	—	Other assets	3	Other liabilities
Total derivatives not designated as hedging instruments	4		4
Total derivatives	$4		$5

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2012	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1	Other assets	$—	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	2	Other assets	3	Other liabilities
Interest agreements	—	Other assets	4	Other liabilities
Total derivatives not designated as hedging instruments	2		7
Total derivatives	$3		$7

Summary Of Derivative Instruments And The Effect On The Condensed Consolidated Statements Of Operations
The following table summarizes the effect of derivative instruments in the Company's consolidated statements of operations, including immaterial amounts related to discontinued operations, for the years ended December 31, 2013, 2012 and 2011:

	December 31,			Statement of Operations Location
Gain (Loss) on Derivative Instruments	2013	2012	2011
Derivatives not designated as hedging instruments:
Interest rate contracts	$2	$(1)	$(1)	Other income (expense)
Foreign exchange contracts	6	(13)	(17)	Other income (expense)
Total derivatives not designated as hedging instruments	$8	$(14)	$(18)
The following table summarizes the gains and losses reclassified from Accumulated other comprehensive loss into Net earnings, including immaterial amounts related to discontinued operations, for the years ended December 31, 2013, 2012 and 2011:

	December 31,			Financial Statement Location
Foreign Exchange Contracts	2013	2012	2011
Derivatives in cash flow hedging relationships
Other comprehensive gains (losses) before reclassifications	$(1)	$3	$(1)	Accumulated other comprehensive loss
Gains (losses) reclassified from Accumulated other comprehensive loss into Net earnings	1	(1)	2	Cost of sales
Gain recognized in Net earnings on derivative (ineffective portion and amount excluded from effectiveness testing)	—	—	1	Other income (expense)

Accumulated Other Comprehensive Income (Loss) Within The Consolidated Statements Of Stockholders' Equity
Derivative instruments activity, net of tax, included in Accumulated other comprehensive loss within the consolidated statements of stockholders’ equity for the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Balance at January 1	$1	$(3)	$—
Increase (decrease) in fair value	(1)	3	(1)
Reclassifications to earnings, net of tax	(1)	1	(2)
Balance at December 31	$(1)	$1	$(3)